UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, NY 10022-6225

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One International Place
Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-454-4500

Date of fiscal year end: 09/30

DWS GNMA Fund

DWS High Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

Date of fiscal year end: 10/31

DWS Global High Income Fund

Date of reporting period: 7/1/19-6/30/20

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04049
Reporting Period: 07/01/2019 - 06/30/2020
Deutsche DWS Income Trust

========================= DWS Global High Income Fund ==========================

GEO SPECIALTY CHEMICALS, INC.

Ticker:       GSCQ           Security ID:  37246R106
Meeting Date: AUG 14, 2019   Meeting Type: Special
Record Date:  JUL 10, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

GEO SPECIALTY CHEMICALS, INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: AUG 14, 2019   Meeting Type: Special
Record Date:  JUL 10, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

QUAD/GRAPHICS, INC.

Ticker:       QUAD           Security ID:  747301109
Meeting Date: MAY 18, 2020   Meeting Type: Annual
Record Date:  MAR 12, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark A. Angelson         For       For          Management
1.2   Elect Director Douglas P. Buth          For       For          Management
1.3   Elect Director John C. Fowler           For       Withhold     Management
1.4   Elect Director Stephen M. Fuller        For       For          Management
1.5   Elect Director Christopher B. Harned    For       Withhold     Management
1.6   Elect Director J. Joel Quadracci        For       Withhold     Management
1.7   Elect Director Kathryn Quadracci Flores For       Withhold     Management
1.8   Elect Director Jay O. Rothman           For       Withhold     Management
1.9   Elect Director John S. Shiely           For       For          Management
2     Approve Omnibus Stock Plan              For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

================================ DWS GNMA Fund =================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= DWS High Income Fund =============================

GEO SPECIALTY CHEMICALS, INC.

Ticker:       GSCQ           Security ID:  37246R106
Meeting Date: AUG 14, 2019   Meeting Type: Special
Record Date:  JUL 10, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

GEO SPECIALTY CHEMICALS, INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: AUG 14, 2019   Meeting Type: Special
Record Date:  JUL 10, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

QUAD/GRAPHICS, INC.

Ticker:       QUAD           Security ID:  747301109
Meeting Date: MAY 18, 2020   Meeting Type: Annual
Record Date:  MAR 12, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark A. Angelson         For       For          Management
1.2   Elect Director Douglas P. Buth          For       For          Management
1.3   Elect Director John C. Fowler           For       Withhold     Management
1.4   Elect Director Stephen M. Fuller        For       For          Management
1.5   Elect Director Christopher B. Harned    For       Withhold     Management
1.6   Elect Director J. Joel Quadracci        For       Withhold     Management
1.7   Elect Director Kathryn Quadracci Flores For       Withhold     Management
1.8   Elect Director Jay O. Rothman           For       Withhold     Management
1.9   Elect Director John S. Shiely           For       For          Management
2     Approve Omnibus Stock Plan              For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

=========================== DWS Short Duration Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== DWS Short Duration High Income Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS Income Trust

By (Signature and Title)	/s/Hepsen Uzcan
Hepsen Uzcan, Chief Executive Officer and President

Date 8/14/20